INCOME TAXES (Details) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Domestic	$ (8,745,293)	$ (8,755,881)
Loss before provision for income taxes	$ (8,745,293)	$ (8,755,881)